iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.8%
Hexcel Corp. ............................ 68,957 $ 4,131,214
a
Chemicals  — 53.7%
Air Products and Chemicals, Inc. .............. 140,543 40,459,519
Albemarle Corp. ......................... 101,312 6,874,019
Ashland, Inc. ............................ 40,337 2,079,776
Celanese Corp. .......................... 96,201 5,024,578
CF Industries Holdings, Inc. .................. 142,814 13,257,424
Eastman Chemical Co. ..................... 98,947 7,184,542
Ecolab, Inc. ............................ 157,443 41,212,280
Element Solutions, Inc. ..................... 194,142 4,581,751
FMC Corp. ............................. 106,974 4,176,265
Huntsman Corp. ......................... 141,808 1,375,537
International Flavors & Fragrances, Inc. .......... 205,264 14,579,902
Linde PLC ............................. 262,910 121,006,957
LyondellBasell Industries N.V., Class A .......... 220,859 12,794,362
Mosaic Co. (The) ......................... 272,040 9,796,160
NewMarket Corp. ......................... 5,102 3,505,074
Olin Corp. .............................. 98,995 1,874,965
Scotts Miracle-Gro Co. (The), Class A ........... 37,640 2,358,522
Westlake Corp. .......................... 28,808 2,284,474
294,426,107
a
Containers & Packaging  — 5.1%
Avery Dennison Corp. ...................... 67,066 11,251,663
International Paper Co. ..................... 357,122 16,691,882
27,943,545
a
Machinery  — 4.1%
Mueller Industries, Inc. ..................... 93,491 7,981,327
RBC Bearings, Inc.
(a)
...................... 26,721 10,350,112
Timken Co. (The) ......................... 53,922 4,102,925
22,434,364
a
Metals & Mining  — 31.8%
Alcoa Corp. ............................. 222,781 6,676,747
Anglogold Ashanti PLC ..................... 342,578 15,844,233
Security Shares Value
a
Metals & Mining (continued)
Carpenter Technology Corp. ................. 41,488 $ 10,346,692
Cleveland-Cliffs, Inc.
(a)(b)
.................... 419,516 4,413,308
Freeport-McMoRan, Inc. .................... 585,705 23,568,769
MP Materials Corp., Class A
(a)(b)
............... 111,477 6,855,836
Newmont Corp. .......................... 702,438 43,621,400
Nucor Corp. ............................ 138,927 19,876,286
Reliance, Inc. ........................... 45,510 13,203,816
Royal Gold, Inc. .......................... 56,638 8,576,126
Southern Copper Corp. ..................... 70,457 6,634,231
Steel Dynamics, Inc. ....................... 116,608 14,874,516
174,491,960
a
Trading Companies & Distributors  — 4.4%
Fastenal Co. ............................ 521,491 24,056,380
a
Total Long-Term Investments — 99.9%
(Cost: $587,366,519) ................................ 547,483,570
a
Short-Term Securities
Money Market Funds  —  2.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(d)(e)
...................... 11,183,789 11,188,263
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 474,765 474,765
a
Total Short-Term Securities — 2.1%
(Cost: $11,662,740) ................................. 11,663,028
Total Investments — 102.0%
(Cost: $599,029,259) ................................ 559,146,598
Liabilities in Excess of Other Assets — (2.0)% ............... (10,769,133)
Net Assets — 100.0% ................................. $ 548,377,465
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,013,342  $ 5,174,963
(a)
$ —  $ 53  $ (95) $ 11,188,263  11,183,789  $ 3,445
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 851,975  —  (377,210)
(a)
—  —  474,765  474,765  9,666  —
$ 53  $ (95)
$ 11,663,028
$ 13,111  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 8 09/19/25 $ 748 $ (5,951)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 547,483,570  $ —  $ —  $ 547,483,570
Short-Term Securities
Money Market Funds ...................................... 11,663,028  —  —  11,663,028
$ 559,146,598  $ —  $ —  $ 559,146,598
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (5,951) $ —  $ —  $ (5,951)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.